Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Central Index Key	dei_EntityCentralIndexKey	0000751173
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2015
Prospectus Date	rr_ProspectusDate	Aug. 03, 2015